FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2025
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of contractual maturities of financial liabilities

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2025	months	months	years
Trade and other payables	35,989,362	60,443,242	48,481,726
Borrowings	78,084,912	41,643,214	38,198,026
Convertible notes	102,270,445	—	—
Leasing liabilities	1,010,540	5,873,502	9,527,939
Consideration for acquisition	—	1,761,274	397,774
Total	217,355,259	109,721,232	96,605,465

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2024	months	months	years
Trade and other payables	107,801,065	60,931,404	—
Borrowings	73,706,045	63,041,153	42,104,882
Convertible notes	—	—	80,809,686
Consideration for acquisition	—	4,617,281	2,309,234
Leasing liabilities	738,561	2,384,217	8,161,359
Total	182,245,671	130,974,055	133,385,161

Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	06/30/2025	06/30/2024	06/30/2025	06/30/2024
Cash and cash equivalents	19,488,145	24,973,048	13,206,934	19,500,222
Other financial assets	58	634,553	2,040,038	11,695,528
Trade receivables	168,366,767	207,320,974	—	—
Other receivables (*)	23,975,920	18,647,862	—	—
Total	211,830,890	251,576,437	15,246,972	31,195,750

(*) Advances expenses and tax balances are not included.

Schedule of financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	06/30/2025	06/30/2024	06/30/2025	06/30/2024
Trade and other payables	141,779,322	156,742,677	3,135,008	11,989,792
Borrowings	157,926,152	178,852,080	—	—
Secured notes	102,270,445	80,809,686	—	—
Lease liability	16,411,981	11,284,137	—	—
Consideration for acquisition	1,075,234	4,202,401	1,083,814	2,724,114
Total	419,463,134	431,890,981	4,218,822	14,713,906

Schedule of fair value by hierarchy

Measurement at fair value at 06/30/2025	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	144,606	—	—
Moolec Science S.A. shares	976,425	—	—
Other investments	919,007	—	—
Other receivables - Joint ventures and associates	—	—	—
Financial liability at fair value
Trade and other payables	—	3,135,008	—
Consideration for acquisition	1,083,814	—	—

Measurement at fair value at 06/30/2024	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	6,658,805	—	—
US Treasury bills	1,993,668	—	—
Moolec Science S.A. shares	1,530,375	—	—
Other investments	1,512,680	—	—
Financial liability at fair value
Trade and other payables	—	11,989,792	—
Consideration for acquisition	2,724,114	—	—

Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of loss allowances

	Gross carrying
	amount-trade	Expected Loss	Loss
	receivables	rate	allowance
Current	125,583,929	0.39%	489,540
More than 15 days past due	10,142,922	0.03%	3,206
More than 30 days past due	3,990,398	0.10%	4,155
More than 60 days past due	1,581,056	1.01%	16,047
More than 90 days past due	3,362,450	0.34%	11,449
More than 120 days past due	722,431	0.04%	302
More than 180 days past due	16,729,503	24.90%	4,165,044
More than 365 days past due	11,851,028	79.60%	9,433,720
Total 06/30/2025	173,963,717		14,123,463

Currency Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

Net foreign currency position	06/30/2025
Amount expressed in US$	(3,805,325)

Interest Rate Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

	06/30/2025	06/30/2024
	Carrying	Carrying
	amount	amount
Fixed-rate instruments
Current financial liabilities	211,497,698	142,986,250
Non-current financial liabilities	48,123,739	133,385,161

Variable-rate instruments
Current financial liabilities	19,146,189	1,501,007